Decommissioning Liabilities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset Retirement Obligation Disclosure [Line Items]
Estimated reclamation discount rate	3.90%	3.30%
Closure cost obligations discount rate	7.70%	8.60%
Decommissioning liabilities	$ 207.5	$ 193.8
Bottom of range
Asset Retirement Obligation Disclosure [Line Items]
Inflation rate	2.00%	1.80%
Top of range
Asset Retirement Obligation Disclosure [Line Items]
Inflation rate	3.70%	3.70%